Note 2 - Principles Of Consolidation, Acounting policies and measurement bases applied and recent IFRS pronouncements - Hedging Intruments Affected By IBOR (Details)	Jun. 30, 2020 EUR (€)
Instruments Cash Flow Hedges [Member]
Type Of Currency LineItems
LIBOR USD	€ 10,318,000,000
LIBOR GBP	0
Others TIIE	601,000,000	[1]
Total Hedging Instrument Affected By IBOR	10,920,000,000
Instruments Fair Value Hedges
Type Of Currency LineItems
LIBOR USD	12,667,000,000
LIBOR GBP	299,000,000
Others TIIE	2,621,000,000	[1]
Total Hedging Instrument Affected By IBOR	€ 15,588,000,000

[1]	(*) Equilibrium Interbank Interest Rate used in Mexico.